Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2020	2019
Cost
Customer agreements and relationships	226,514	177,224
Existing technology	262,614	184,641
Trade names	8,582	7,754
Non-compete covenants	9,985	6,173
	507,695	375,792
Accumulated amortization
Customer agreements and relationships	98,241	82,028
Existing technology	142,757	110,051
Trade names	5,124	4,456
Non-compete covenants	4,617	3,065
	250,739	199,600
Net	256,956	176,192